Appendix 4 Additional Information Circular No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Balance Sheet (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jul. 09, 2017
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	$ 288,344,589	$ 135,105,117
Trade and other current receivables	209,178,012	239,425,507	$ 28,571
Trade and other current payables to related parties	137,867,183	152,932,289
Trade and other current payables	227,887,342	275,331,618
Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Total Estimated Liabilities	27,956,074	18,510,001
Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Total Estimated Liabilities	7,395,018	13,888,252
Estimated Sales and Purchases of Energy and Capacity [Member] | Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	74,269,074	29,859,410
Trade and other current receivables	64,404,444	68,899,106
Total Estimated Assets	138,673,518	98,758,516
Trade and other current payables to related parties	18,297,814	15,834,297
Trade and other current payables	9,658,260	2,675,704
Estimated Sales and Purchases of Energy and Capacity [Member] | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	2,589	3,122,150
Trade and other current receivables	7,767,884	24,547,426
Total Estimated Assets	7,770,473	27,669,576
Trade and other current payables to related parties	228,597	261,734
Trade and other current payables	$ 7,166,421	$ 13,626,518